SEGMENT REPORTING - Schedule of Segment Results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues	$ 11,635	$ 14,103	$ 6,912
Policyholder benefits, net	(4,489)	(8,162)	(3,939)
Interest expense	(379)	(362)	(249)
Income tax recovery (expense), net	104	(34)	17
Deferred income tax recovery relating to basis and other changes	(24)	150	(14)
Net income	863	1,247	797
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	11,695	13,802	6,819
Net income	1,699	1,374	745
Operating Segments | Annuities
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	2,464	5,377	1,520
Net investment income, including reinsurance funds withheld	5,453	3,792	1,557
Total revenues	7,917	9,169	3,077
Policyholder benefits, net	(2,359)	(5,413)	(1,718)
Interest sensitive contract benefits, excluding index credits	(2,050)	(1,338)	(672)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(919)	(598)	(95)
Other insurance and reinsurance expenses	(411)	(189)	104
Operating expenses, excluding transactions costs	(515)	(365)	(110)
Interest expense	0	0	0
Income tax recovery (expense), net	0	46	(9)
Net income	1,663	1,220	595
Operating Segments | P&C
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	2,417	2,964	2,236
Net investment income, including reinsurance funds withheld	444	442	225
Total revenues	2,861	3,406	2,461
Policyholder benefits, net	(1,706)	(2,092)	(1,566)
Interest sensitive contract benefits, excluding index credits	0	0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(437)	(602)	(493)
Other insurance and reinsurance expenses	0	0	0
Operating expenses, excluding transactions costs	(319)	(451)	(309)
Interest expense	0	0	0
Income tax recovery (expense), net	0	(2)	9
Net income	399	263	84
Operating Segments | Life Insurance
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	396	649	794
Net investment income, including reinsurance funds withheld	207	368	363
Total revenues	603	1,017	1,157
Policyholder benefits, net	(340)	(507)	(622)
Interest sensitive contract benefits, excluding index credits	(6)	(53)	(66)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(38)	(37)	(44)
Other insurance and reinsurance expenses	0	0	0
Operating expenses, excluding transactions costs	(66)	(214)	(222)
Interest expense	0	0	0
Income tax recovery (expense), net	0	12	5
Net income	153	194	198
Operating Segments | Corporate & Other
Segment Reporting Information [Line Items]
Net premiums and other policy related revenues	0	0	0
Net investment income, including reinsurance funds withheld	314	210	124
Total revenues	314	210	124
Policyholder benefits, net	0	0	0
Interest sensitive contract benefits, excluding index credits	0	0	0
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	0	0	0
Other insurance and reinsurance expenses	0	0	0
Operating expenses, excluding transactions costs	(113)	(64)	(65)
Interest expense	(344)	(344)	(193)
Income tax recovery (expense), net	373	105	(2)
Net income	(516)	(303)	(132)
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation and amortization expenses	(233)	(135)	(30)
Deferred income tax recovery relating to basis and other changes	269	195	(14)
Transaction costs	(104)	(213)	(40)
Mark-to-market losses on investments, including reinsurance funds withheld	(51)	283	36
Mark-to-market gains on insurance contracts and other net assets	(717)	(257)	100
Net income	$ 863	$ 1,247	$ 797